Employee Compensation - Share-Based Compensation - Summary of Information about our Stock Option Plan (Detail)		12 Months Ended
		Oct. 31, 2021 shares $ / shares	Oct. 31, 2020 shares $ / shares	Oct. 31, 2019 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Weighted-average exercise price,Granted | $ / shares		$ 97.14	$ 101.47	$ 89.90
Employee Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Number of stock options, Outstanding at beginning of year | shares		6,446,110	6,108,307	6,095,201
Number of stock options, Granted | shares		984,943	976,087	931,047
Number of stock options, Exercised | shares		1,630,867	563,613	902,651
Number of stock options, Forfeited/cancelled | shares		117,980	34,052	4,756
Number of stock options, Expired | shares			40,619	10,534
Number of stock options, Outstanding at end of year | shares		5,682,206	6,446,110	6,108,307
Number of stock options, Exercisable at end of year | shares		2,616,750	3,595,744	3,507,803
Number of stock options, Available for grant | shares		12,708,296	13,575,259	2,487,645
Weighted-average exercise price, Outstanding at beginning of year | $ / shares	[1]	$ 81.50	$ 76.59	$ 72.19
Weighted-average exercise price,Granted | $ / shares	[1]	97.14	101.47	89.90
Weighted-average exercise price,Exercised | $ / shares	[1]	67.88	61.89	60.21
Weighted-average exercise price,Forfeited/cancelled | $ / shares	[1]	97.03	97.10	98.96
Weighted-average exercise price,Expired | $ / shares	[1]		82.78	103.79
Weighted-average exercise price,Outstanding at end of year | $ / shares	[1]	87.79	81.50	76.59
Weighted-average exercise price,Exercisable at end of year | $ / shares	[1]	$ 77.34	$ 69.16	$ 64.57

[1]	The weighted-average exercise prices reflect the conversion of foreign currency denominated options at the exchange rate as at October 31, 2021, 2020 and 2019, respectively.